INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAX EXPENSE
INCOME TAX EXPENSE

		Years Ended December 31,
	2017	2016
Current income tax expense
Current period	$42,455	$69,832
Prior period	(55)	822
	42,400	70,654
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(4,366)	20,202
Income tax expense	$38,034	$90,856

a)	Income tax reconciliation
The reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Years Ended December 31,
	2017	2016
Earnings (loss) before income taxes	$119,828	$208,732
Statutory tax rate	26.00%	26.00%
Income tax expense (benefit)	31,155	54,270
Reconciling items:
Difference between statutory and foreign tax rates	2,978	9,127
Non-deductible share-based payments	1,843	2,741
Impact of foreign exchange on deferred income tax assets and liabilities	(4,589)	(3,080)
Non-deductible expenses	6,312	22,363
Change in unrecognized deferred tax assets	(219)	(2,758)
Other	554	8,193
Income tax expense (benefit)	$38,034	$90,856

Effective October 23, 2017, the British Columbia provincial tax rate increased from 11% to 12%, effective January 1, 2018. The overall increase in tax rates in 2018 will result in an increase in the Company's statutory tax rate from 26% to 27% in 2018 and o

b)	Deferred tax assets and liabilities
At December 31, 2017 and 2016, the Company’s significant components of deferred income tax assets and deferred tax liabilities were as follows:

	December 31, 2017	December 31, 2016
Deferred income tax assets
Unused non-capital losses	$38,140	$39,704
Inventories and receivables	369	1,994
Reclamation and closure cost obligations	12,917	13,019
Other	8,438	22,648
	$59,864	$77,365
Deferred income tax liabilities
Mining interests	(286,214)	(310,028)
Inventories and receivables	(3,465)	(1,518)
	(289,679)	(311,546)
Net deferred income tax liabilities	$(229,815)	$(234,181)

The Company believes that it is probable that the results of future operations will generate sufficient revenue to realize the deferred income tax assets.
The Company’s deferred tax liability of $230,184 at December 31, 2017 is primarily the result of the acquisition of Lake Shore Gold during 2016 and the acquisition of Rio Alto during 2015 (December 31, 2016: $236,175). At December 31, 2017 and 2016, $369 and $1,994 of deferred tax assets relating to inventories and receivables are not netted against the deferred tax liability.

	December 31, 2017	December 31, 2016
Net deferred income tax liabilities	$229,815	$234,181
Deferred tax assets related to inventories and receivables	369	1,994
Deferred income tax liabilities	$230,184	$236,175

c)	Tax losses and tax credits
As at December 31, 2017, the Company had $271,928 of tax losses (December 31, 2016: $270,730) for which $142,175 (December 31, 2016: $147,891) have been recognized as deferred tax assets. The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income in relevant jurisdictions. The gross amount of tax losses carried forward will begin to expire in 2018.
Deductible temporary differences for which no deferred tax assets have been recognized at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Tax losses and tax credits	$147,427	$140,695
Deductible temporary differences
Cumulative eligible capital	568	611
Financing costs	803	1,937
Unrealized capital losses	—	325
Reclamation and closure cost obligations	23,585	26,409
Deductible temporary difference	$172,383	$169,977